Accounting Policies	6 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
Accounting policies	ACCOUNTING POLICIES
Basis of accounting

These unaudited condensed consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). These unaudited condensed consolidated financial statements do not include all of the disclosures required under U.S. GAAP in annual consolidated financial statements, and should be read in conjunction with our audited consolidated annual financial statements for the year ended December 31, 2024, which are included in our annual report on Form 20-F for the fiscal year ended December 31, 2024, filed with the U.S. Securities and Exchange Commission on March 27, 2025.

Significant accounting policies

The accounting policies adopted in the preparation of these unaudited condensed consolidated financial statements for the six months ended June 30, 2025 are consistent with those followed in the preparation of our audited consolidated financial statements for the year ended December 31, 2024, except for those disclosed in note 3.

Lease accounting (lessor)

Contracts relating to our FLNG assets, can take various forms including leases and operating and maintenance service agreements. At the inception of each contract, we assess whether the arrangement contains a lease by determining whether, throughout the period of use, the counterparty has both (i) the right to obtain substantially all of the economic benefits from the use of the identified asset and (ii) the right to direct the use of that identified asset. Contracts conveying both rights are accounted for as leases; contracts that do not convey both rights are accounted for as revenue arrangements with customers.

Lease accounting commences when the underlying asset is made available for use by the lessee. If the contract includes specific acceptance testing conditions, commencement does not occur until those tests are successfully completed. For contracts determined to contain a lease, we assess the lease classification at commencement.

A lease is classified as a sales‑type lease for a lessor if any of the following conditions are met at lease commencement:

•ownership of the asset transfers to the lessee at the end of the lease term;
•the lease grants the lessee an option to purchase the asset that is reasonably certain to be exercised;
•the lease term is for a major part of the remaining economic life of the asset, excluding leases that commence during the last 25% of the asset’s life;
•the present value of the lease payments and any residual value guarantees equals or exceeds substantially all of the fair value of the underlying asset; or
•the underlying asset is of such a specialized nature that it is not expected to have an alternative use to us at the end of the lease term.

If none of these criteria are met, the lease is classified as an operating lease. If at least one criterion is met but collectability of lease payments and any residual value guarantee is not probable, or if the present value of the lease payments and any residual value guarantees equals or exceeds substantially all of the fair value of the asset but none of the other sales‑type criteria are met, the lease is classified as a direct financing lease. We reassess lease classification only if the lease is modified and the modification is accounted for as a separate contract.

For sales-type leases, we recognize the interest income component of the net investment in the lease as “Sales-type lease revenue” within operating revenues on our consolidated statements of operations, rather than reporting it as interest income under “Other financial items”. This presentation reflects the integrated nature of our FLNG lease and operate model, which combines long-term infrastructure leasing with continuous service obligations. Given that these lease and operate arrangements are core to our business strategy and represent a primary driver of recurring revenues and value creation, we believe this classification within operating revenue provides users of our financial statements with more meaningful insight into the performance of our primary business activities.
Where a contract includes both lease and non‑lease components, we allocate the total consideration using the relative standalone selling price method in accordance with ASC 842 and ASC 606. The lease component generally reflects the right to use the FLNG asset, while the non‑lease component includes operations and maintenance services provided over the term of the contract. The standalone selling prices of each component are determined using valuation models and management estimates, which reflect the nature and commercial intent of the arrangement.

Convertible debt instruments

We evaluate whether convertible debt instruments contain any embedded features requiring bifurcation, such as conversion options, make-whole provisions, redemption or put features. Features meeting the definition of a derivative are further evaluated for eligibility for the scope exception under ASC 815-10-15-74(a), which requires the conversion feature to be indexed to the entity’s own stock and eligible for equity classification. If both criteria are met, the embedded feature is not bifurcated and remains part of the host debt instrument. In such case, the entire gross proceeds of a convertible debt instrument is allocated to the host debt liability, measured at amortized cost with no bifurcation of the conversion option.

Contingencies

We may, from time to time, be involved in various legal proceedings, claims, lawsuits and complaints that arise in the ordinary course of business. We will recognize a contingent liability in our unaudited condensed consolidated financial statements if the contingency has occurred at the balance sheet date and where we believe that the likelihood of loss was probable and the amount can be reasonably estimated. If we determine that the reasonable estimate of the loss is a range and there is no best estimate within the range, we will recognize the lower amount within the range. A contingent gain is only recognized when the amount is considered realized or realizable. Legal costs are expensed as incurred.

Use of estimates
The preparation of our unaudited condensed consolidated financial statements requires management to make estimates, judgments and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the balance sheet date, and the reported amounts of revenue and expenses during the reporting period. We base our estimates, judgments and assumptions on our historical experience and on information that we believe to be reasonable under the circumstances at the time they are made. Estimates and assumptions about future events and their effects cannot be perceived with certainty and these estimates may change as new events occur, as more experience is acquired, as additional information is obtained and as our operating environment changes. Actual results could differ from these estimates. Estimates are used for, but are not limited to, determining the recoverability of our vessels and asset under development and the valuation of our oil and gas derivative instruments. In assessing the recoverability of our vessels and assets under development carrying amounts, we make assumptions regarding estimated future cash flows, estimates in respect of residual values, hire rates, vessel operating expenses including redeployment costs and drydocking requirements.